Deferred income tax - Deferred income tax assets - net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax
Deferred income tax assets	¥ 61,163	¥ 45,765
Deferred income tax liabilities		(285)
Deferred income tax assets - net	61,163	45,480	¥ 17,995
After more than 12 months
Deferred income tax
Deferred income tax assets	¥ 61,163	45,765
Deferred income tax liabilities		¥ (285)